Revenue from contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 522,306	$ 487,669
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	522,306	487,669
Cannabis and CBD products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	452,792	416,512
Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	32,801	43,744
Data analytics, advertising and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	36,713	27,413
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	484,444	431,694
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	36,061	52,780
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,801	3,195
Bricks and Mortar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	484,444	431,694
Bricks and Mortar | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	484,444	431,694
Bricks and Mortar | Cannabis and CBD products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	435,642	394,411
Bricks and Mortar | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	12,764	9,953
Bricks and Mortar | Data analytics, advertising and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	36,038	27,330
Bricks and Mortar | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	484,444	431,694
Bricks and Mortar | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
Bricks and Mortar | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
E-commerce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	37,862	55,975
E-commerce | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	37,862	55,975
E-commerce | Cannabis and CBD products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	17,150	22,101
E-commerce | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	20,037	33,791
E-commerce | Data analytics, advertising and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	675	83
E-commerce | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
E-commerce | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	36,061	52,780
E-commerce | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 1,801	$ 3,195